Share Capital, textual 2 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Audit Committee Chairman
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	31,286	62,717	17,964
Share-based Compensation Arrangement by Share-based Payment Award, Description	Pursuant to an arrangement approved by the Company’s shareholders and the nominating and compensation committee, effective July 1, 2008,in respect of the audit committee chairman and effective January 1, 2010, each quarter the audit committee chairman receives the equivalent of $15 every quarter, all payable in arrears in the form of newly-issued Company common stock as part compensation for services rendered as audit committee chairman
Share Based Compensation Value Of Transaction	$ 15,000
Independent directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	31,286	62,717	17,964
Share-based Compensation Arrangement by Share-based Payment Award, Description	Pursuant to an arrangements approved by the Company’s shareholders and the nominating and compensation committee, effective July 1, 2008,in respect of the audit committee chairman and effective January 1, 2010, in respect of the other independent directors of the Company, the other independent directors each receive the equivalent of $7.5, all payable in arrears in the form of newly-issued Company common stock as part compensation for services rendered as independent directors.
Share Based Compensation Value Of Transaction	$ 7,500